Schedule of related party balances (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Related Party Transaction [Line Items]
Total amount due to related parties	$ 87	$ 680	$ 611
Mr.Li [Member]
Related Party Transaction [Line Items]
Total amount due to related parties	87	680	611
Mr. Chiu Yat Chung Gary [Member]
Related Party Transaction [Line Items]
Total amount due to related parties
Mr. Li Siu Lun, Allan [Member]
Related Party Transaction [Line Items]
Total amount due to related parties